UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number

811-06444

Legg Mason Partners Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

877-6LM-FUND/656-3863

Date of fiscal year end: November 30

Date of reporting period: May 31, 2024

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Franklin U.S. Large Cap Equity Fund
Class FI [LMUSX]
Semi-Annual Shareholder Report | May 31, 2024

This semi-annual shareholder report contains important information about Franklin U.S. Large Cap Equity Fund for the period December 1, 2023, to May 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment†,*
Class FI	$58	1.05%
†	Annualized.
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$229,915,435
Total Number of Portfolio Holdings*	121
Portfolio Turnover Rate	31%
*	Does not include derivatives, except purchased option contracts, if any.
WHAT DID THE FUND INVEST IN?  (as of May 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased option contracts, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin U.S. Large Cap Equity Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 1	7969-STSR-0724

Franklin U.S. Large Cap Equity Fund
Class I [LMTIX]
Semi-Annual Shareholder Report | May 31, 2024

This semi-annual shareholder report contains important information about Franklin U.S. Large Cap Equity Fund for the period December 1, 2023, to May 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment†,*
Class I	$44	0.80%
†	Annualized.
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$229,915,435
Total Number of Portfolio Holdings*	121
Portfolio Turnover Rate	31%
*	Does not include derivatives, except purchased option contracts, if any.
WHAT DID THE FUND INVEST IN?  (as of May 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased option contracts, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin U.S. Large Cap Equity Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 1	7971-STSR-0724

Franklin U.S. Large Cap Equity Fund
Class IS [LMISX]
Semi-Annual Shareholder Report | May 31, 2024

This semi-annual shareholder report contains important information about Franklin U.S. Large Cap Equity Fund for the period December 1, 2023, to May 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment†,*
Class IS	$39	0.70%
†	Annualized.
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$229,915,435
Total Number of Portfolio Holdings*	121
Portfolio Turnover Rate	31%
*	Does not include derivatives, except purchased option contracts, if any.
WHAT DID THE FUND INVEST IN?  (as of May 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased option contracts, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin U.S. Large Cap Equity Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 1	7972-STSR-0724

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Franklin
U.S. Large Cap Equity Fund
Financial Statements and Other Important Information
Semi-Annual  | May 31, 2024

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
May 31, 2024
 Franklin U.S. Large Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.3%
Communication Services — 10.1%
Diversified Telecommunication Services — 0.6%
AT&T Inc.	70,210	$1,279,226
Entertainment — 1.5%
Electronic Arts Inc.	9,229	1,226,349
Netflix Inc.	3,635	2,332,289 *
Total Entertainment		3,558,638
Interactive Media & Services — 7.4%
Alphabet Inc., Class A Shares	28,586	4,931,085 *
Alphabet Inc., Class C Shares	32,600	5,671,096 *
Meta Platforms Inc., Class A Shares	13,822	6,452,525
Total Interactive Media & Services		17,054,706
Media — 0.6%
Comcast Corp., Class A Shares	34,905	1,397,247

Total Communication Services		23,289,817
Consumer Discretionary — 11.6%
Automobiles — 1.7%
Ford Motor Co.	79,072	959,143
General Motors Co.	32,216	1,449,398
Tesla Inc.	9,025	1,607,172 *
Total Automobiles		4,015,713
Broadline Retail — 3.6%
Amazon.com Inc.	41,230	7,274,622 *
eBay Inc.	17,187	931,879
Total Broadline Retail		8,206,501
Diversified Consumer Services — 0.4%
H&R Block Inc.	18,448	915,759
Hotels, Restaurants & Leisure — 1.7%
Booking Holdings Inc.	527	1,990,136
Expedia Group Inc.	7,757	875,455 *
MGM Resorts International	28,711	1,153,321 *
Total Hotels, Restaurants & Leisure		4,018,912
Household Durables — 1.3%
PulteGroup Inc.	13,037	1,529,501
Toll Brothers Inc.	11,532	1,402,752
Total Household Durables		2,932,253
Specialty Retail — 2.3%
AutoZone Inc.	410	1,135,675 *
Gap Inc.	74,855	2,167,801
See Notes to Financial Statements.
Franklin U.S. Large Cap Equity Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2024
 Franklin U.S. Large Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Specialty Retail — continued
Home Depot Inc.	3,221	$1,078,616
Ulta Beauty Inc.	2,153	850,629 *
Total Specialty Retail		5,232,721
Textiles, Apparel & Luxury Goods — 0.6%
PVH Corp.	11,279	1,353,593

Total Consumer Discretionary		26,675,452
Consumer Staples — 7.0%
Beverages — 0.6%
Boston Beer Co. Inc., Class A Shares	1,333	418,122 *
Molson Coors Beverage Co., Class B Shares	17,069	935,552
Total Beverages		1,353,674
Consumer Staples Distribution & Retail — 3.4%
Albertsons Cos. Inc., Class A Shares	48,194	994,724
Costco Wholesale Corp.	2,026	1,640,837
Kroger Co.	25,417	1,331,088
Target Corp.	7,152	1,116,857
Walmart Inc.	42,956	2,824,787
Total Consumer Staples Distribution & Retail		7,908,293
Food Products — 1.7%
Bunge Global SA	12,336	1,327,230
Ingredion Inc.	10,427	1,226,007
WK Kellogg Co.	71,749	1,362,513
Total Food Products		3,915,750
Household Products — 1.0%
Colgate-Palmolive Co.	9,545	887,303
Procter & Gamble Co.	8,122	1,336,394
Total Household Products		2,223,697
Tobacco — 0.3%
Altria Group Inc.	12,304	569,060

Total Consumer Staples		15,970,474
Energy — 3.4%
Oil, Gas & Consumable Fuels — 3.4%
Cheniere Energy Inc.	8,580	1,353,838
Exxon Mobil Corp.	8,985	1,053,581
HF Sinclair Corp.	20,821	1,149,944
Marathon Petroleum Corp.	6,152	1,086,505
Phillips 66	10,241	1,455,348
Valero Energy Corp.	11,458	1,800,510

Total Energy		7,899,726
See Notes to Financial Statements.

Franklin U.S. Large Cap Equity Fund 2024 Semi-Annual Report

 Franklin U.S. Large Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Financials — 13.3%
Banks — 2.8%
Bank of America Corp.	13,127	$524,949
First Citizens BancShares Inc., Class A Shares	606	1,029,248
JPMorgan Chase & Co.	12,974	2,628,922
Popular Inc.	9,641	858,145
Wells Fargo & Co.	22,038	1,320,517
Total Banks		6,361,781
Capital Markets — 1.8%
Affiliated Managers Group Inc.	5,957	968,608
Bank of New York Mellon Corp.	23,584	1,405,842
Evercore Inc., Class A Shares	5,127	1,040,473
State Street Corp.	8,716	658,843
Total Capital Markets		4,073,766
Consumer Finance — 0.9%
SLM Corp.	58,202	1,249,015
Synchrony Financial	18,457	808,417
Total Consumer Finance		2,057,432
Financial Services — 5.5%
Berkshire Hathaway Inc., Class B Shares	5,966	2,472,310 *
Equitable Holdings Inc.	39,382	1,633,959
Mastercard Inc., Class A Shares	7,249	3,240,811
MGIC Investment Corp.	50,928	1,069,488
Visa Inc., Class A Shares	11,452	3,120,212
Western Union Co.	89,489	1,145,459
Total Financial Services		12,682,239
Insurance — 2.3%
American International Group Inc.	25,634	2,020,472
Assured Guaranty Ltd.	13,332	1,036,163
Loews Corp.	10,897	836,890
Old Republic International Corp.	46,023	1,462,611
Total Insurance		5,356,136

Total Financials		30,531,354
Health Care — 11.5%
Biotechnology — 3.6%
AbbVie Inc.	15,777	2,543,884
Exelixis Inc.	46,144	1,000,863 *
Neurocrine Biosciences Inc.	8,204	1,110,904 *
United Therapeutics Corp.	4,586	1,261,746 *
Vertex Pharmaceuticals Inc.	5,168	2,353,197 *
Total Biotechnology		8,270,594
See Notes to Financial Statements.
Franklin U.S. Large Cap Equity Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2024
 Franklin U.S. Large Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Health Care Equipment & Supplies — 0.5%
IDEXX Laboratories Inc.	2,545	$1,264,737 *
Health Care Providers & Services — 2.9%
Elevance Health Inc.	3,395	1,828,140
McKesson Corp.	3,400	1,936,606
Tenet Healthcare Corp.	11,827	1,599,247 *
UnitedHealth Group Inc.	2,444	1,210,684
Total Health Care Providers & Services		6,574,677
Health Care Technology — 0.4%
Veeva Systems Inc., Class A Shares	5,660	986,255 *
Life Sciences Tools & Services — 0.7%
Medpace Holdings Inc.	3,979	1,537,247 *
Pharmaceuticals — 3.4%
Eli Lilly & Co.	3,937	3,229,679
Johnson & Johnson	10,253	1,503,807
Merck & Co. Inc.	24,857	3,120,548
Total Pharmaceuticals		7,854,034

Total Health Care		26,487,544
Industrials — 8.6%
Aerospace & Defense — 0.8%
General Electric Co.	11,506	1,900,101
Building Products — 1.4%
Builders FirstSource Inc.	10,046	1,615,296 *
Owens Corning	8,351	1,512,116
Total Building Products		3,127,412
Construction & Engineering — 0.6%
EMCOR Group Inc.	3,673	1,427,548
Electrical Equipment — 2.6%
Acuity Brands Inc.	5,347	1,388,135
Eaton Corp. PLC	6,200	2,063,670
nVent Electric PLC	18,457	1,502,030
Vertiv Holdings Co., Class A Shares	9,644	945,787
Total Electrical Equipment		5,899,622
Ground Transportation — 0.9%
CSX Corp.	19,692	664,605
Ryder System Inc.	12,304	1,494,567
Total Ground Transportation		2,159,172
Machinery — 1.2%
Allison Transmission Holdings Inc.	16,289	1,234,869
PACCAR Inc.	13,074	1,405,455
Total Machinery		2,640,324
See Notes to Financial Statements.

Franklin U.S. Large Cap Equity Fund 2024 Semi-Annual Report

 Franklin U.S. Large Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Professional Services — 0.4%
Robert Half Inc.	9,550	$613,396
Science Applications International Corp.	2,341	315,216
Total Professional Services		928,612
Trading Companies & Distributors — 0.7%
Core & Main Inc., Class A Shares	27,592	1,588,196 *

Total Industrials		19,670,987
Information Technology — 29.9%
Communications Equipment — 0.8%
Arista Networks Inc.	5,901	1,756,433 *
Electronic Equipment, Instruments & Components — 0.8%
Crane NXT Co.	6,870	434,321
TD SYNNEX Corp.	10,941	1,431,521
Total Electronic Equipment, Instruments & Components		1,865,842
Semiconductors & Semiconductor Equipment — 10.2%
Applied Materials Inc.	10,253	2,205,215
Broadcom Inc.	1,581	2,100,438
Cirrus Logic Inc.	10,824	1,241,513 *
Lam Research Corp.	2,219	2,069,084
NVIDIA Corp.	12,110	13,276,556
QUALCOMM Inc.	12,201	2,489,614
Total Semiconductors & Semiconductor Equipment		23,382,420
Software — 12.1%
Adobe Inc.	5,097	2,266,942 *
AppLovin Corp., Class A Shares	17,553	1,430,218 *
DocuSign Inc.	16,797	919,468 *
Dropbox Inc., Class A Shares	53,390	1,202,876 *
Fair Isaac Corp.	1,002	1,292,510 *
Manhattan Associates Inc.	4,719	1,036,009 *
Microsoft Corp.	39,887	16,558,290
Nutanix Inc., Class A Shares	14,019	775,461 *
Pegasystems Inc.	19,645	1,128,802
RingCentral Inc., Class A Shares	37,914	1,296,659 *
Total Software		27,907,235
Technology Hardware, Storage & Peripherals — 6.0%
Apple Inc.	71,521	13,749,912

Total Information Technology		68,661,842
Materials — 1.5%
Chemicals — 0.5%
Scotts Miracle-Gro Co.	17,631	1,228,705
See Notes to Financial Statements.
Franklin U.S. Large Cap Equity Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2024
 Franklin U.S. Large Cap Equity Fund
(Percentages shown based on Fund net assets)
	Security	Shares	Value

Metals & Mining — 1.0%
	Cleveland-Cliffs Inc.	51,272	$885,980 *
	Steel Dynamics Inc.	10,253	1,372,569
	Total Metals & Mining		2,258,549

Total Materials			3,487,254
Real Estate — 1.2%
Retail REITs — 0.8%
	Simon Property Group Inc.	12,361	1,870,343
Specialized REITs — 0.4%
	National Storage Affiliates Trust	22,715	830,915

Total Real Estate			2,701,258
Utilities — 1.2%
Gas Utilities — 0.5%
	UGI Corp.	48,630	1,238,120
Independent Power and Renewable Electricity Producers — 0.7%
	Vistra Corp.	15,992	1,584,487

Total Utilities			2,822,607
Total Investments before Short-Term Investments (Cost — $158,138,229)			228,198,315
	Rate
Short-Term Investments — 1.1%
Invesco Treasury Portfolio, Institutional Class (Cost — $2,533,318)	5.219%	2,533,318	2,533,318 (a)
Total Investments — 100.4% (Cost — $160,671,547)			230,731,633
Liabilities in Excess of Other Assets — (0.4)%			(816,198)
Total Net Assets — 100.0%			$229,915,435

*	Non-income producing security.
(a)	Rate shown is one-day yield as of the end of the reporting period.
See Notes to Financial Statements.

Franklin U.S. Large Cap Equity Fund 2024 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
May 31, 2024

Assets:
Investments, at value (Cost — $160,671,547)	$230,731,633
Receivable for securities sold	8,704,404
Dividends receivable	235,361
Receivable for Fund shares sold	1,031
Prepaid expenses	4,758
Total Assets	239,677,187
Liabilities:
Payable for Fund shares repurchased	9,586,532
Investment management fee payable	121,554
Trustees’ fees payable	3,248
Service and/or distribution fees payable	16
Accrued expenses	50,402
Total Liabilities	9,761,752
Total Net Assets	$229,915,435
Net Assets:
Par value (Note 7)	$103
Paid-in capital in excess of par value	152,856,440
Total distributable earnings (loss)	77,058,892
Total Net Assets	$229,915,435
Net Assets:
Class FI	$75,905
Class I	$606,340
Class IS	$229,233,190
Shares Outstanding:
Class FI	3,389
Class I	27,265
Class IS	10,279,175
Net Asset Value:
Class FI (and redemption price)	$22.40
Class I (and redemption price)	$22.24
Class IS (and redemption price)	$22.30
See Notes to Financial Statements.
Franklin U.S. Large Cap Equity Fund 2024 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended May 31, 2024

Investment Income:
Dividends	$1,362,954
Less: Foreign taxes withheld	(1,117)
Total Investment Income	1,361,837
Expenses:
Investment management fee (Note 2)	728,648
Fund accounting fees	33,631
Registration fees	26,127
Audit and tax fees	18,463
Legal fees	16,803
Trustees’ fees	6,287
Shareholder reports	4,427
Commitment fees (Note 8)	821
Insurance	590
Custody fees	410
Transfer agent fees (Notes 2 and 5)	407
Service and/or distribution fees (Notes 2 and 5)	99
Miscellaneous expenses	2,671
Total Expenses	839,384
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(110,422)
Net Expenses	728,962
Net Investment Income	632,875
Realized and Unrealized Gain on Investments (Notes 1 and 3):
Net Realized Gain From Investment Transactions	6,147,763
Change in Net Unrealized Appreciation (Depreciation) From Investments	30,782,420
Net Gain on Investments	36,930,183
Increase in Net Assets From Operations	$37,563,058
See Notes to Financial Statements.

Franklin U.S. Large Cap Equity Fund 2024 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended May 31, 2024 (unaudited) and the Year Ended November 30, 2023	2024	2023
Operations:
Net investment income	$632,875	$1,664,765
Net realized gain	6,147,763	5,141,712
Change in net unrealized appreciation (depreciation)	30,782,420	18,252,913
Increase in Net Assets From Operations	37,563,058	25,059,390
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(4,144,732)	(12,649,314)
Decrease in Net Assets From Distributions to Shareholders	(4,144,732)	(12,649,314)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	30,934,226	10,555,917
Reinvestment of distributions	4,142,635	12,643,016
Cost of shares repurchased	(19,769,517)	(49,730,428)
Increase (Decrease) in Net Assets From Fund Share Transactions	15,307,344	(26,531,495)
Increase (Decrease) in Net Assets	48,725,670	(14,121,419)
Net Assets:
Beginning of period	181,189,765	195,311,184
End of period	$229,915,435	$181,189,765
See Notes to Financial Statements.
Franklin U.S. Large Cap Equity Fund 2024 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:
Class FI Shares[1]	2024[2]	2023	2022	2021	2020	2019
Net asset value, beginning of period	$19.01	$17.92	$24.84	$19.80	$18.93	$19.84
Income (loss) from operations:
Net investment income	0.02	0.10	0.15	0.03	0.12	0.14
Net realized and unrealized gain (loss)	3.75	2.20	(2.42)	6.23	2.27	1.48
Total income (loss) from operations	3.77	2.30	(2.27)	6.26	2.39	1.62
Less distributions from:
Net investment income	(0.09)	(0.15)	—	(0.15)	(0.15)	(0.23)
Net realized gains	(0.29)	(1.06)	(4.65)	(1.07)	(1.37)	(2.30)
Total distributions	(0.38)	(1.21)	(4.65)	(1.22)	(1.52)	(2.53)
Net asset value, end of period	$22.40	$19.01	$17.92	$24.84	$19.80	$18.93
Total return[3]	20.10%	13.36%	(11.74)%	32.51%	13.62%	11.04%[4]
Net assets, end of period (000s)	$76	$97	$79	$152	$93	$60
Ratios to average net assets:
Gross expenses	1.36%[5]	1.27%	0.84%	2.71%	2.32%	1.36%
Net expenses[6,7]	1.05 [5]	1.05	0.71	1.05	1.05	1.05
Net investment income	0.24 [5]	0.55	0.79	0.14	0.71	0.81
Portfolio turnover rate	31%	25%	67%[8]	38%[8]	42%	54%[8]

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended May 31, 2024 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been 10.98% for the year ended November 30, 2019.
[5]	Annualized.
[6]	Reflects fee waivers and/or expense reimbursements.
[7]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class FI shares did not exceed 1.05%. This expense limitation arrangement cannot be terminated prior to
December 31, 2025 without the Board of Trustees’ consent.

[8]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.

Franklin U.S. Large Cap Equity Fund 2024 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:
Class I Shares[1]	2024[2]	2023	2022	2021	2020	2019
Net asset value, beginning of period	$18.90	$17.77	$24.71	$19.72	$18.84	$19.73
Income (loss) from operations:
Net investment income	0.06	0.13	0.13	0.09	0.18	0.20
Net realized and unrealized gain (loss)	3.70	2.21	(2.42)	6.18	2.25	1.46
Total income (loss) from operations	3.76	2.34	(2.29)	6.27	2.43	1.66
Less distributions from:
Net investment income	(0.13)	(0.15)	—	(0.21)	(0.18)	(0.25)
Net realized gains	(0.29)	(1.06)	(4.65)	(1.07)	(1.37)	(2.30)
Total distributions	(0.42)	(1.21)	(4.65)	(1.28)	(1.55)	(2.55)
Net asset value, end of period	$22.24	$18.90	$17.77	$24.71	$19.72	$18.84
Total return[3]	20.25%	13.69%	(11.92)%	32.78%	13.96%	11.33%[4]
Net assets, end of period (000s)	$606	$448	$63	$83	$63	$55
Ratios to average net assets:
Gross expenses	0.90%[5]	0.93%	0.91%	1.29%	0.80%	0.74%
Net expenses[6,7]	0.80 [5]	0.80	0.79	0.80	0.76	0.70
Net investment income	0.55 [5]	0.74	0.72	0.38	1.03	1.14
Portfolio turnover rate	31%	25%	67%[8]	38%[8]	42%	54%[8]

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended May 31, 2024 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been 9.73% for the year ended November 30, 2019.
[5]	Annualized.
[6]	Reflects fee waivers and/or expense reimbursements.
[7]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class I shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to
December 31, 2025 without the Board of Trustees’ consent.

[8]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.
Franklin U.S. Large Cap Equity Fund 2024 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:
Class IS Shares[1]	2024[2]	2023	2022	2021	2020	2019
Net asset value, beginning of period	$18.96	$17.81	$24.73	$19.73	$18.87	$19.74
Income (loss) from operations:
Net investment income	0.06	0.16	0.17	0.09	0.19	0.21
Net realized and unrealized gain (loss)	3.72	2.21	(2.44)	6.21	2.25	1.47
Total income (loss) from operations	3.78	2.37	(2.27)	6.30	2.44	1.68
Less distributions from:
Net investment income	(0.15)	(0.16)	—	(0.23)	(0.21)	(0.25)
Net realized gains	(0.29)	(1.06)	(4.65)	(1.07)	(1.37)	(2.30)
Total distributions	(0.44)	(1.22)	(4.65)	(1.30)	(1.58)	(2.55)
Net asset value, end of period	$22.30	$18.96	$17.81	$24.73	$19.73	$18.87
Total return[3]	20.26%	13.83%	(11.81)%	32.93%	13.98%	11.44%[4]
Net assets, end of period (millions)	$229	$181	$195	$191	$685	$862
Ratios to average net assets:
Gross expenses	0.81%[5]	0.82%	0.83%	0.75%	0.74%	0.74%
Net expenses[6,7]	0.70 [5]	0.70	0.70	0.70	0.70	0.70
Net investment income	0.61 [5]	0.91	0.93	0.40	1.11	1.18
Portfolio turnover rate	31%	25%	67%[8]	38%[8]	42%	54%[8]

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended May 31, 2024 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been unchanged for the year ended November 30, 2019.
[5]	Annualized.
[6]	Reflects fee waivers and/or expense reimbursements.
[7]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class IS shares did not exceed 0.70%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent.

[8]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.

Franklin U.S. Large Cap Equity Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
Franklin U.S. Large Cap Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.
Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily
Franklin U.S. Large Cap Equity Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Franklin U.S. Large Cap Equity Fund 2024 Semi-Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$228,198,315	—	—	$228,198,315
Short-Term Investments†	2,533,318	—	—	2,533,318
Total Investments	$230,731,633	—	—	$230,731,633

†	See Schedule of Investments for additional detailed categorizations.
(b) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that
Franklin U.S. Large Cap Equity Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(d) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.
(e) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(f) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(g) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.
(h) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of November 30, 2023, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

Franklin U.S. Large Cap Equity Fund 2024 Semi-Annual Report

2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager. Franklin Advisers, Inc. (“Franklin Advisers”) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. FTFA, Franklin Advisers and Western Asset are wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.700%
Next $1 billion	0.680
Next $3 billion	0.650
Next $5 billion	0.600
Over $10 billion	0.550
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the Fund’s cash and short-term instruments allocated to Western Asset. For its services, FTFA pays Franklin Advisers a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund. For Western Asset’s services to the Fund, FTFA pays Western Asset monthly 0.02% of the portion of the Fund’s average daily net assets that are allocated to Western Asset by FTFA.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI, Class I and Class IS shares did not exceed 1.05%, 0.80% and 0.70%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent.
During the six months ended May 31, 2024, fees waived and/or expenses reimbursed amounted to $110,422.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Franklin U.S. Large Cap Equity Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the six months ended May 31, 2024, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $172 was earned by Investor Services.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
As of May 31, 2024, Franklin Resources and its affiliates owned 99.65% of the Fund.
3. Investments
During the six months ended May 31, 2024, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$76,569,251
Sales	62,365,873
At May 31, 2024, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$160,671,547	$72,062,660	$(2,002,574)	$70,060,086
4. Derivative instruments and hedging activities
During the six months ended May 31, 2024, the Fund did not invest in derivative instruments.
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class FI shares calculated at the annual rate of 0.25% of the average daily net assets of the class. Service and/or distribution fees are accrued daily and paid monthly.

Franklin U.S. Large Cap Equity Fund 2024 Semi-Annual Report

For the six months ended May 31, 2024, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class FI	$99	$121
Class I	—	233
Class IS	—	53
Total	$99	$407
For the six months ended May 31, 2024, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class FI	$122
Class I	256
Class IS	110,044
Total	$110,422
6. Distributions to shareholders by class

	Six Months Ended May 31, 2024	Year Ended November 30, 2023
Net Investment Income:
Class FI	$443	$600
Class I	3,169	1,074
Class IS	1,396,397	1,721,983
Total	$1,400,009	$1,723,657
Net Realized Gains:
Class FI	$1,466	$5,206
Class I	6,818	22,357
Class IS	2,736,439	10,898,094
Total	$2,744,723	$10,925,657
7. Shares of beneficial interest
At May 31, 2024, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Franklin U.S. Large Cap Equity Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Transactions in shares of each class were as follows:

	Six Months Ended May 31, 2024		Year Ended November 30, 2023
	Shares	Amount	Shares	Amount
Class FI
Shares sold	57	$1,219	1,022	$17,937
Shares issued on reinvestment	63	1,222	200	3,571
Shares repurchased	(1,839)	(36,292)	(547)	(9,541)
Net increase (decrease)	(1,719)	$(33,851)	675	$11,967
Class I
Shares sold	12,329	$252,615	40,258	$724,888
Shares issued on reinvestment	446	8,577	1,085	19,368
Shares repurchased	(9,231)	(179,271)	(21,164)	(395,559)
Net increase	3,544	$81,921	20,179	$348,697
Class IS
Shares sold	1,438,518	$30,680,392	545,815	$9,813,092
Shares issued on reinvestment	214,359	4,132,836	710,773	12,620,077
Shares repurchased	(903,006)	(19,553,954)	(2,683,947)	(49,325,328)
Net increase (decrease)	749,871	$15,259,274	(1,427,359)	$(26,892,159)
8. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 31, 2025.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended May 31, 2024.
9. Recent accounting pronouncement
In June 2022, the FASB issued Accounting Standards Update (ASU) No. 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of

Franklin U.S. Large Cap Equity Fund 2024 Semi-Annual Report

the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management has reviewed the requirements and believes that the adoption of the ASU will not have a material impact on the financial statements.
Franklin U.S. Large Cap Equity Fund 2024 Semi-Annual Report

Changes In and Disagreements with AccountantsFor the period covered by this report
Not applicable.
Results of Meeting(s) of ShareholdersFor the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and OthersFor the period covered by this report
Refer to the financial statements included herein.

Franklin U.S. Large Cap Equity Fund

Board Approval of Management and
Subadvisory Agreements (unaudited)
At an in-person meeting of the Board of Trustees of Legg Mason Partners Investment Trust (the “Trust”) held on May 2-3, 2024, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Franklin Templeton Fund Adviser, LLC (formerly Legg Mason Partners Fund Advisor, LLC) (the “Manager”) with respect to Franklin U.S. Large Cap Equity Fund, a series of the Trust (the “Fund”), and the sub-advisory agreement pursuant to which Franklin Advisers, Inc. (“Franklin Advisers”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company, LLC (“Western Asset” and, together with Franklin Advisers, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”
Background
The Board received extensive information in advance of the meeting to assist it in its consideration of the Agreements and asked questions and requested additional information from management. Throughout the year the Board (including its various committees) had met with representatives of the Manager and the Sub-Advisers, and had received information relevant to the renewal of the Agreements. Prior to the meeting the Independent Trustees met with their independent legal counsel to discuss and consider the information provided and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Sub-Advisers, as well as the management, advisory and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information received and considered by the Board both in conjunction with the May 2024 meeting and throughout the year was both written and oral. The contractual arrangements discussed below are the product of multiple years of review and negotiation and information received and considered by the Board during those years.
The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Sub-Advisers pursuant to the Sub-Advisory Agreements.
Board approval of management agreement and sub-advisory agreements
The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the
Franklin U.S. Large Cap Equity Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
proposed continuation of the Agreements. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreements in private sessions with their independent legal counsel at which no representatives of the Manager and Sub-Advisers were present. The Independent Trustees considered the Management Agreement and each Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Sub-Advisers in providing services to the Fund.
In approving the Agreements, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and each Sub-Advisory Agreement.
After considering all relevant factors and information, the Board, exercising its business judgment, determined that the continuation of the Agreements was in the best interests of the Fund and its shareholders and approved the continuation of each such agreement for another year.
Nature, extent and quality of the services under the management agreement and sub-advisory agreements
The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and the Sub-Advisory Agreements, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge gained as Trustees of funds in the fund complex overseen by the Trustees, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Sub-Advisers, and of the undertakings required of the Manager and Sub-Advisers in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity risk management programs, derivatives risk management programs, cybersecurity programs and valuation-related policies, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the risks

Franklin U.S. Large Cap Equity Fund

associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Manager’s and each Sub-Adviser’s risk management processes.
The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and each Sub-Adviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Manager and the Sub-Advisers. The Board recognized the importance of having a fund manager with significant resources.
The Board considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager. The Board also considered the policies and practices of the Manager and the Sub-Advisers regarding the selection of brokers and dealers and the execution of portfolio transactions. The Board considered management’s periodic reports to the Board on, among other things, its business plans, any organizational changes and portfolio manager compensation.
The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on classifications provided by Thomson Reuters Lipper (“Lipper”). The Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. The Board also considered the Fund’s performance in light of overall financial market conditions.
The information comparing the Fund’s performance to that of its Performance Universe, consisting of funds (including the Fund) classified as large-cap core funds by Lipper, showed, among other data, that the performance of the Fund’s Class I shares for the 1-, 3- and 5-year periods ended December 31, 2023 and since inception of the Fund’s Class I shares (May 1, 2015) through December 31, 2023 was below the median performance of the funds in the Performance Universe for the 5-year and since inception periods and was above the median performance of the funds in the Performance Universe for the 1- and 3-year periods. The Board noted the explanations from the Manager and Franklin Advisers concerning the reasons for the Fund’s relative performance versus the peer group for the
Franklin U.S. Large Cap Equity Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
various periods. The Board also noted that the Fund’s performance was ahead of its benchmark for the quarter ended March 31, 2024.
The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and each Sub-Advisory Agreement were sufficient for renewal.
Management fees and expense ratios
The Board reviewed and considered the contractual management fee payable by the Fund to the Manager (the “Contractual Management Fee”) and the actual management fees paid by the Fund to the Manager after giving effect to breakpoints and waivers, if any (the “Actual Management Fee”), in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Sub-Advisers, respectively. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Fund. The Board also noted that the compensation paid to the Sub-Advisers is the responsibility and expense of the Manager, not the Fund.
The Board received and considered information provided by Broadridge comparing the Contractual Management Fee and the Actual Management Fee and the Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected by Broadridge based on classifications provided by Lipper. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the selection of the peer group. The Board also reviewed information regarding fees charged by the Manager and/or the Sub-Advisers to other U.S. clients investing primarily in an asset class similar to that of the Fund, including third-party sub-advised funds.
The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts, and the differences in the degree of entrepreneurial and other risks borne by the Manager in managing the Fund and in managing other types of accounts.
The Board considered the overall management fee, the fees of each of the Sub-Advisers and the amount of the management fee retained by the Manager after payment of the sub-advisory fees, in each case in light of the services rendered for those amounts. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

Franklin U.S. Large Cap Equity Fund

The Board also received and considered information comparing the Fund’s Contractual Management Fee and Actual Management Fee as well as its actual total expense ratio with those of a group of funds consisting of 16 large-cap core funds (including the Fund) selected by Broadridge to be comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Broadridge consisting of large-cap core funds (including the Fund) (the “Expense Universe”). This information showed that the Fund’s Contractual Management Fee was approximately equivalent to the median of management fees payable by the funds in the Expense Group and that the Fund’s Actual Management Fee was below the median of management fees paid by the funds in the Expense Group and above the median of management fees paid by the funds in the Expense Universe. This information also showed that the Fund’s actual total expense ratio was approximately equivalent to the median of the total expense ratios of the funds in the Expense Group and above the median of the actual total expense ratios of the funds in the Expense Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board also considered that the current limitation on the Fund’s expenses is expected to continue until and expire on December 31, 2025.
Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the sub-advisory fees for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreements.
Manager profitability
The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason Funds complex as a whole. The Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund.
Economies of scale
The Board received and discussed information concerning whether the Manager realizes economies of scale with respect to the management of the Fund as the Fund’s assets grow. The Board noted that the Manager had previously agreed to institute breakpoints in the Fund’s Contractual Management Fee, reflecting the potential for reducing the blended rate of the Contractual Management Fee as the Fund grows. The Board considered whether the breakpoint fee structure was a reasonable means of sharing with Fund investors any economies of scale or other efficiencies that might accrue from increases in the Fund’s asset levels. The Board noted that the Fund’s assets had not yet reached the specified asset
Franklin U.S. Large Cap Equity Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
level at which a breakpoint to its Contractual Management Fee would be triggered. The Board also noted the size of the Fund.
The Board determined that the management fee structure for the Fund, including breakpoints, was reasonable.
Other benefits to the manager and the sub-advisers
The Board considered other benefits received by the Manager, the Sub-Advisers and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders, including the appointment of an affiliate of the Manager as the transfer agent of the Fund.
In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Sub-Advisers to the Fund, the Board considered that the ancillary benefits that the Manager, the Sub-Advisers and their affiliates received were reasonable.

Franklin U.S. Large Cap Equity Fund

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Franklin
U.S. Large Cap Equity Fund
Trustees
Andrew L. Breech
Stephen R. Gross
Susan M. Heilbron
Arnold L. Lehman
Robin J. W. Masters
Ken Miller
G. Peter O’Brien*
Chair
Thomas F. Schlafly
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
Franklin Advisers, Inc.
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
*
Effective February 7, 2024, Mr. O’Brien became Chair of the Board.
Franklin U.S. Large Cap Equity Fund
The Fund is a separate investment series of Legg Mason Partners Investment Trust, a Maryland statutory trust.
Franklin U.S. Large Cap Equity Fund
Legg Mason Funds
620 Eighth Avenue, 47th Floor
New York, NY 10018
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Franklin U.S. Large Cap Equity Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2024 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Franklin Templeton Funds Privacy and Security Notice

Your Privacy Is Our Priority
Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.
Information We Collect
When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:
•
Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.
•
Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.
•
Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).
•
Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.
•
Other general information that we may obtain about you such as demographic information.
Disclosure Policy
To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.
We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside
NOT PART OF THE SEMI-ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice
(cont’d)
companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.
Confidentiality and Security
Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.
At all times, you may view our current privacy notice on our website at
https://www.franklintempleton.com/help/privacy-policy or contact us for a copy at (800) 632-2301.
*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:
Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans
Franklin Advisers, Inc.
Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan
Franklin Mutual Advisers, LLC
Franklin, Templeton and Mutual Series Funds
Franklin Templeton Institutional, LLC
Franklin Templeton Investments Corp., Canada
Franklin Templeton Investments Management, Limited UK
Legg Mason Funds
Templeton Asset Management, Limited
Templeton Global Advisors, Limited
Templeton Investment Counsel, LLC
If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.
NOT PART OF THE SEMI-ANNUAL REPORT

90646-SFSOI 7/24
© 2024 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1)	Not applicable.
Exhibit 99.CODE ETH

(a) (2)	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Investment Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	July 25, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	July 25, 2024

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	July 25, 2024